Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Private Placement [Abstract]
Private Placement
Note 4 — Private Placement
Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 2,350,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $2,350,000, in a private placement (the “Private Placement”). Each Private Placement Warrant will entitle the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment. The proceeds from the Private Placement Warrants w ere
 added to the proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.
The Private Placement Warrants are identical to the Warrants underlying the Units sold in the IPO, except that the Private Placement Warrants are non-redeemable and may be exercised on a cashless basis, in each case so long as they continue to be held by the initial purchasers or their permitted transferees. Further, the Sponsor has agreed not to transfer, assign, or sell the Private Placement Warrants (including the shares of Common Stock issuable upon the exercise of the Private Placement Warrants), except to certain permitted transferees, until after the consummation of the Company’s initial Business Combination.
Simultaneously with the closing of the exercise of the over-allotment option, the Company completed the private sale (the “Private Placement”) of an aggregate of 150,000 private placement warrants (the “Private Placement Warrants”) to Ignyte Sponsor LLC, a Delaware limited liability company (the “Sponsor”), at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds of $150,000
.

Note 4 — Private Placement
Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 2,350,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $2,350,000, in a private placement (the “Private Placement”). Each Private Placement Warrant will entitle the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment. The proceeds from the Private Placement Warrants w ere
 added to the proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.
The Private Placement Warrants are identical to the Warrants underlying the Units sold in the IPO, except that the Private Placement Warrants are non-redeemable and may be exercised on a cashless basis, in each case so long as they continue to be held by the initial purchasers or their permitted transferees. Further, the Sponsor has agreed not to transfer, assign, or sell the Private Placement Warrants (including the shares of Common Stock issuable upon the exercise of the Private Placement Warrants), except to certain permitted transferees, until after the consummation of the Company’s initial Business Combination.
Simultaneously with the closing of the exercise of the over-allotment option, the Company completed the private sale (the “Private Placement”) of an aggregate of 150,000 private placement warrants (the “Private Placement Warrants”) to Ignyte Sponsor LLC, a Delaware limited liability company (the “Sponsor”), at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds of $150,000.